Material accounting policies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material accounting policies
Impairments (reversals)	€ 0	€ 0	€ 0